Long Term Debt (Details)										1 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Sep. 29, 2023 USD ($)	Sep. 28, 2023 USD ($) shares	May 03, 2023 USD ($)	Apr. 28, 2023 USD ($)	Jul. 05, 2022 USD ($)	Oct. 05, 2021 USD ($)	Oct. 05, 2021 USD ($)	Jun. 09, 2020 USD ($)	Nov. 14, 2023 USD ($) $ / shares	Oct. 31, 2021 USD ($)	Apr. 21, 2021 USD ($)	Jun. 30, 2022	Sep. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Oct. 11, 2023 USD ($)	Jun. 14, 2023 $ / shares	Jan. 31, 2023 USD ($) $ / shares	Jan. 27, 2023 USD ($)	Jan. 11, 2023 USD ($)	Oct. 04, 2022 $ / shares	Sep. 30, 2022 USD ($)	Oct. 04, 2021 $ / shares
Long Term Debt (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares															$ 4.6
Conversion price percentage															80.00%
Cash																$ 10,100,000
Convertible notes														$ 7,600,000	$ 14,600,000	17,300,000
Note Receivable															200,000
Accumulated in equity																700,000
Principal payments															100,000				$ 100,000		$ 500,000
Other accumulated in stockholders equity																2,000,000
Gain on the extinguishment of debt amount											$ 200,000
Principal aggregate amount												$ 2,200,000
Loan term												2 years
Bearing interest rate												1.00%
Convertible notes												$ 2,200,000		$ 3,000,000
Conversion price percentage														80.00%
Trading share (in Dollars per share) | $ / shares														$ 10.8
Purchase price			$ 700,000																	$ 4,000,000
Net proceeds			700,000			$ 9,200,000
Additional fund															124,690
Additional loans			500,000		$ 500,000
Common stock value			$ 1,500,000											$ 1,000	460	155
Percentage of shares issued and outstanding (in Shares) | shares			19.99
Principal amount original notes					$ 1,500,000
Minimum [Member]
Long Term Debt (Details) [Line Items]
Principle amount of note			$ 1,000,000
Principal amount original notes																	$ 1,000,000
Maximum [Member]
Long Term Debt (Details) [Line Items]
Principle amount of note			1,500,000
Principal amount original notes																	$ 1,500,000
Senior Notes [Member]
Long Term Debt (Details) [Line Items]
Reflecting principal amount														7,900,000	5,300,000
Maturity date								Oct. 04, 2024
Conversion price per share (in Dollars per share) | $ / shares																								$ 4.75
Debt conversion, description													(i) no amortization payments would be due and payable for any payments previously required to be made from July 1, 2022 through January 1, 2023, (ii) the holders of the Senior Convertible Notes will not accelerate any previously deferred installment amounts until January 1, 2023 and (iii) the terms of the SPA which would provide for reset of the conversion price of the Senior Convertible Notes as a result of the issuance of securities under the 2022 Unit Offering (see Note 13) and instead agreed to a reset of the conversion price equal to a per share price of 135 percent of the 2021 Unit Offering price, or $6.21 per share, which was subsequently reduced to $4.75 per share on October 4, 2022 as described above. Further, the Convertible Notes Amendment added covenants such that (a) we are subject to a daily cash test of having an available cash balance of at least $7.0 million, which amount shall be reduced by $1.0 million on each of the dates at which the aggregate principal due upon the Senior Convertible Notes is equal to or less than $14.0 million and $11.0 million, subject in all cases to a minimum of $5.0 million, and (b) we established and maintain the Restricted Accounts for each holder for an aggregate amount of $7.0 million with such amounts to be released from the Restricted Accounts only upon written consent of such holder, provided that $1.0 million will automatically release from the Restricted Accounts upon the occurrence of each of the dates at which the aggregate principal due upon the Senior Convertible Notes is equal to or less than $14.0 million and $11.0 million, subject to certain conditions. The Convertible Notes Amendment qualified as a troubled debt restructuring (“TDR”); however, there was no impact on the consolidated balance sheet or in the statement of operations as a result of the TDR as the Senior Convertible Notes are recorded at their fair value.
Settled in cash															1,400,000
Cash															3,900,000
Convertible notes															2,900,000								$ 2,500,000
Note Receivable																100,000
Accumulated in equity														900,000	$ 2,900,000	700,000
Senior Notes [Member] | Minimum [Member]
Long Term Debt (Details) [Line Items]
Cash														3,000,000
Note Receivable														100,000
Principal payments														1,500,000
Senior Notes [Member] | Maximum [Member]
Long Term Debt (Details) [Line Items]
Cash														3,900,000
Convertible notes														900,000
Note Receivable														300,000
Accumulated in equity														2,800,000
Principal payments														4,900,000
Convertible Debt [Member]
Long Term Debt (Details) [Line Items]
Not less percentage (in Dollars per share) | $ / shares															$ 10.8
Notes [Member]
Long Term Debt (Details) [Line Items]
Reflecting principal amount									$ 17,000,000					$ 5,400,000		15,200,000
Purchase price									$ 15,000,000
Convertible notes																2,000,000
Note Receivable																100,000
Principal payments																$ 5,100,000
Securities Purchase Agreement [Member]
Long Term Debt (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																						$ 6.21
Securities Purchase Agreement [Member] | Senior Notes [Member]
Long Term Debt (Details) [Line Items]
Aggregate principal amount							$ 20,000,000	$ 20,000,000
Reflecting principal amount							$ 18,000,000	18,000,000
Percentage of principal amount							10.00%
Maturity date														Oct. 04, 2024
Conversion price per share (in Dollars per share) | $ / shares																						$ 4.75
Senior Convertible Notes [Member]
Long Term Debt (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares														$ 0.5
Senior Convertible Notes [Member] | Minimum [Member]
Long Term Debt (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares														1.2					$ 1.2
Senior Convertible Notes [Member] | Maximum [Member]
Long Term Debt (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares														$ 4.75					$ 4.75
Exchange Agreement [Member] | Senior Notes [Member]
Long Term Debt (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																		$ 0.5
Shares of common stock														4,394,251
Securities Purchase Agreement [Member]
Long Term Debt (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares																								$ 6.21
Securities Purchase Agreement [Member] | Senior Notes [Member]
Long Term Debt (Details) [Line Items]
Aggregate principal amount							$ 20,000,000	20,000,000
Reflecting principal amount							18,000,000	$ 18,000,000
Percentage of principal amount								10.00%
Principal							2,000,000	$ 2,000,000
Securities Purchase Agreement [Member] | Senior Convertible Notes [Member]
Long Term Debt (Details) [Line Items]
Principal							$ 2,000,000	$ 2,000,000
Subsequent Event [Member] | Senior Notes [Member]
Long Term Debt (Details) [Line Items]
Conversion price per share (in Dollars per share) | $ / shares										$ 0.5
Shares of common stock										250,000
Secured promissory note										$ 125,000
Secured Debt [Member] | Securities Purchase Agreement [Member]
Long Term Debt (Details) [Line Items]
Maturity date														Apr. 28, 2024
Loan the amount				$ 1,000,000
Secured promissory note				$ 1,000,000
Issuance of repayment				10.00%
SPA [Member]
Long Term Debt (Details) [Line Items]
Cash paid		$ 4,000,000
Common stock value			1,500,000
SPA [Member] | Subsequent Event [Member]
Long Term Debt (Details) [Line Items]
Cash paid	$ 2,000,000
MJA [Member]
Long Term Debt (Details) [Line Items]
Additional fund			500,000
Additional loans			500,000
Common stock value			$ 1,500,000